BASIC AND DILUTED NET EARNINGS PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator:
Net income available to shareholders of Ordinary shares	$ 12,691	$ 1,680	$ 6,997	$ 690	$ 5,745
Denominator:
Denominator for basic earnings per share - weighted average number of Ordinary shares, net of treasury stock	218,976,541	218,973,199	218,972,262	215,884,160	215,340,549
Effect of dilutive securities:
Employee stock options	1,931,918	1,252,283	1,333,181	1,841,885	1,020,238
Warrants	2,952,936	1,633,366	1,725,231	5,339,873	3,358,216
Denominator for diluted net earnings per share - adjusted weighted average number of shares	223,861,395	221,858,848	222,030,674	223,065,918	219,719,003